Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	1,034,625,366.17	41,981
Yield Supplement Overcollateralization Amount 02/28/21	39,511,386.12	0
Receivables Balance 02/28/21	1,074,136,752.29	41,981
Principal Payments	41,336,766.06	839
Defaulted Receivables	1,157,043.44	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	37,418,157.65	0
Pool Balance at 03/31/21	994,224,785.14	41,097

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.25%
Prepayment ABS Speed	1.93%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,484,591.62	134
Past Due 61-90 days	683,865.87	38
Past Due 91-120 days	118,807.50	8
Past Due 121+ days	0.00	0
Total	4,287,264.99	180

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.08%
Delinquency Trigger Occurred	NO

Recoveries	1,033,939.85
Aggregate Net Losses/(Gains) - March 2021	123,103.59
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.14%
Prior Net Losses Ratio	0.42%
Second Prior Net Losses Ratio	0.42%
Third Prior Net Losses Ratio	0.58%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	11,433,585.03
Actual Overcollateralization	11,433,585.03
Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	5.74%
Weighted Average Remaining Term	57.28

Flow of Funds	$ Amount
Collections	46,092,987.16
Investment Earnings on Cash Accounts	1,468.08
Servicing Fee	(895,113.96)
Transfer to Collection Account	0.00
Available Funds	45,199,341.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	349,577.92
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	9,602,389.32
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	11,433,585.03
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	4,864,513.26
(12) Collection Account Redeposits	0.00

Total Distributions of Available Funds	45,199,341.28

Servicing Fee	895,113.96
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 03/15/21	1,022,727,174.46
Principal Paid	39,935,974.35
Note Balance @ 04/15/21	982,791,200.11

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2
Note Balance @ 03/15/21	444,727,174.46
Principal Paid	39,935,974.35
Note Balance @ 04/15/21	404,791,200.11
Note Factor @ 04/15/21	86.5419250%

Class A-3
Note Balance @ 03/15/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	416,710,000.00
Note Factor @ 04/15/21	100.0000000%

Class A-4
Note Balance @ 03/15/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	104,620,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	37,770,000.00
Note Factor @ 04/15/21	100.0000000%

Class C
Note Balance @ 03/15/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	18,900,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	398,853.67
Total Principal Paid	39,935,974.35
Total Paid	40,334,828.02

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	129,712.09
Principal Paid	39,935,974.35
Total Paid to A-2 Holders	40,065,686.44

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3176244
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.8027413
Total Distribution Amount	32.1203657

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2773167
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	85.3807123
Total A-2 Distribution Amount	85.6580290

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	240.44
Noteholders' Third Priority Principal Distributable Amount	473.26
Noteholders' Principal Distributable Amount	286.30

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	12,588,844.52
Investment Earnings	1,069.23
Investment Earnings Paid	(1,069.23)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,943,171.84	$3,591,995.01	$5,095,116.06
Number of Extensions	99	122	158
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.32%	0.45%